Leases (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease expiration description	at least ninety (90) days prior to the expiration date. The lease may be renewed for a term of one (1) year.	at least ninety (90) days prior to the expiration date. The lease may be renewed for a term of one (1) year.
Description of leases security deposit and monthly lease payments	In May 2023, the Company entered into 36-month operating lease, which provides for approximately 1,800 square feet of office space, that commenced on June 1, 2023 and ends on May 31, 2026	In May 2023, the Company entered into 36-month operating lease, which provides for approximately 1,800 square feet of office space, that commenced on June 1, 2023 and ends on May 31, 2026
Initial recognition of operating lease right-of-use asset and operating lease liability	$ 92,425	$ 92,425
Security deposit amount	2,850	2,850
Monthly rent payments			$ 2,500
Lease expense			$ 7,500
Lease expense payment		10,000
Description about leases medical device equipment			the Company signed a 120-day lease for 600 square feet of space in Hammonton, New Jersey to install and test its medical device equipment
Installment One [Member]
Monthly lease payment	2,850	2,850
Installment Two [Member]
Monthly lease payment	2,964	2,964
Installment Three [Member]
Monthly lease payment	$ 3,082	$ 3,082